Other Long-Term Liabilities (Details) - Schedule of expects the backlog $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Backlog [Member]
Other Long-Term Liabilities (Details) - Schedule of expects the backlog [Line Items]
2023	$ 569
2024	350
2025	234
2026	196
2027	128
Thereafter	282
Total	1,759
Expected undiscounted contractual cash flows [Member]
Other Long-Term Liabilities (Details) - Schedule of expects the backlog [Line Items]
2023	3,575
2024	3,431
2025	3,148
2026	2,912
2027	2,835
Thereafter	32,970
Total	$ 48,871